Convertible loan (Tables)	6 Months Ended
Dec. 31, 2021
Convertible Loan Tables Abstract
Disclosure of detailed information about borrowings

$
Beginning balance at June 30, 2019	-
Initial recognition	4,641,796
Interest and accretion expense	132,034
Foreign exchange loss	181,670
Balance at June 30, 2020	4,955,500
Interest and accretion expense	173,662
Foreign exchange gain	(594,788)
Common shares issued for conversion	(4,353,088)
Interest paid	(181,286)
Balance at June 30, 2021 and December 31, 2021	-